FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (CAD)	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Transfers between hierarchy levels	0
Financial Assets:
Marketable securities		13,389,000
Financial Liabilities:
Long-term debt	1,136,930,000	1,025,298,000
Carrying Value. | Senior notes
Financial Liabilities:
Long-term debt	1,057,000,000	810,900,000
Fair Value
Financial Assets:
Marketable securities	0	13,400,000
Fair Value | Senior notes
Financial Liabilities:
Long-term debt	1,150,000,000	837,800,000